Other current assets (Tables)	12 Months Ended
Dec. 31, 2022
Other current assets [Abstract]
Summary of Other Current Assets

	2022	2021
	(in € millions)
Content assets	187	161
Prepaid expenses and other	89	74
Derivative assets	31	11
Total	307	246